Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories

17.Inventories

	2025	2024
	$'m	$'m

Stock of materials	42.1	30.6

Inventories are measured at lower of cost and net realizable value. Diesel is held at cost and consumables are held at cost less provision for obsolescence. During the year, an inventory write-down expense of $0.3 million was recognized (2024: $11.9 million, 2023: $0.4 million). The value of inventory recognized as an expense during the year is $280.0 million (2024: $285.5 million, 2023: $321.4 million).